DEBT - Additional Information (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 18, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 28, 2024 USD ($)
Short Term Debt [Line Items]
Aggregate amount repaid		$ 437,000,000	$ 484,000,000	$ 34,000,000
Line of credit, maximum borrowing capacity								$ 300,000,000
Loss on debt extinguishment		1,000,000	7,000,000	$ (5,000,000)
Acquisition of Construction Equipment and Vehicles
Short Term Debt [Line Items]
Notes payable		5,000,000	5,000,000
Interest rate swaps
Short Term Debt [Line Items]
Derivative notional amount		$ 1,840,000,000
Derivative, fixed interest rate		3.41%
2029 interest rate swap
Short Term Debt [Line Items]
Derivative notional amount						$ 720,000,000
Derivative, fixed interest rate						3.13%
2019 Term Loan
Short Term Debt [Line Items]
Line of credit outstanding		$ 0
Repayment of debt		330,000,000	375,000,000
Remaining line of credit outstanding (unswapped portion)		1,037,000,000
2021 Term Loan
Short Term Debt [Line Items]
Line of credit outstanding		2,157,000,000
Debt instrument, reduction in basis spread on variable rate	0.0050
Repayment of debt		100,000,000	100,000,000
Term loan facility
Short Term Debt [Line Items]
Loss on debt extinguishment		1,000,000
Term loan facility | 2019 Term Loan
Short Term Debt [Line Items]
Secured term loan		1,200,000,000
Aggregate amount repaid	$ 330,000,000
Repayment of debt		$ 330,000,000
Loss on debt extinguishment			7,000,000
Term loan facility | 2019 Term Loan | Interest rate swaps
Short Term Debt [Line Items]
Derivative, fixed interest rate		5.59%
Term loan facility | 2019 Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Interest rate swaps
Short Term Debt [Line Items]
Derivative, fixed interest rate		3.59%
Term loan facility | 2019 Term Loan | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Interest rate swaps
Short Term Debt [Line Items]
Derivative, basis spread on variable rate		2.00%
Term loan facility | 2021 Term Loan
Short Term Debt [Line Items]
Line of credit facility, increase	550,000,000	$ 850,000,000
Line of credit, maximum borrowing capacity							$ 300,000,000
Repayment of debt		$ 100,000,000
Term loan facility | 2021 Term Loan | Interest rate swaps
Short Term Debt [Line Items]
Derivative, fixed interest rate		5.41%
Term loan facility | 2021 Term Loan | 2029 interest rate swap
Short Term Debt [Line Items]
Derivative notional amount		$ 720,000,000
Derivative, fixed interest rate		3.13%
Term loan facility | 2021 Term Loan | Base Rate
Short Term Debt [Line Items]
Debt, variable interest rate		1.00%
Term loan facility | 2021 Term Loan | Secured Overnight Financing Rate (SOFR)
Short Term Debt [Line Items]
Debt, variable interest rate		2.00%
Term loan facility | 2021 Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Interest rate swaps
Short Term Debt [Line Items]
Derivative, fixed interest rate		3.41%
Term loan facility | Revolving Credit Facility
Short Term Debt [Line Items]
Line of credit outstanding		$ 0	0
Debt instrument term		5 years
Line of credit net letters of credit outstanding		$ 494,000,000	495,000,000
Aggregate amount repaid	$ 100,000,000
Letters of credit outstanding		$ 6,000,000	$ 5,000,000
Term loan facility | Revolving Credit Facility | Base Rate
Short Term Debt [Line Items]
Debt, variable interest rate		1.25%
Term loan facility | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Short Term Debt [Line Items]
Debt, variable interest rate		2.25%
Term loan facility | Revolving Credit Facility | Maximum | 2022 Incremental Amendment
Short Term Debt [Line Items]
Line of credit outstanding		$ 500,000,000
4.125% Senior Notes
Short Term Debt [Line Items]
Line of credit outstanding					$ 350,000,000
Line of credit facility, interest rate		4.125%	4.125%	4.125%	4.125%
Repurchase amount of senior notes				$ 13,000,000
4.750% Senior Notes
Short Term Debt [Line Items]
Line of credit outstanding					$ 300,000,000
Line of credit facility, interest rate		4.75%	4.75%	4.75%	4.75%
Repurchase amount of senior notes				$ 23,000,000